Schedule of Investments
March 31, 2026 (unaudited)
Manor Bond Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

US Treasury Notes 80.81%

US Treasury Note, 1.75%, Due 11/15/2029	325,000	302,047
US Treasury Note, Series C, 0.625%, Due 05/15/2030	345,000	302,239
US Treasury Note, 4.125%, Due 11/15/2032	650,000	650,508
US Treasury Note, 4.25%, Due 11/15/2034	750,000	750,234
US Treasury Note, 1.50%, Due 08/15/2026	150,000	148,728

Total U.S. Government Obligations	(Cost $ 2,169,630)	2,153,756

Money Market Registered Investment Companies - 18.30%

Goldman Sachs Financial Square Treasury Instruments Fund - 3.541%	487,693	487,693

Total Money Market Registered Investment Companies	(Cost $ 487,693)	487,693

Total Investments - 99.11%	(Cost $ 2,657,323)	2,641,449

Other Assets Less Liabilities - 0.89%		23,508

Total Net Assets - 100.00%		2,664,957

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$487,693	$-
Level 2 - Other Significant Observable Inputs	2,153,756	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,641,449	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.